Acquisition	12 Months Ended
Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Acquisition

2. Acquisition

On July 15, 2019, the Company entered into an Asset Purchase Agreement to acquire certain assets and assumed certain liabilities relating to Cancer Genetics, Inc.’s (“CGI”) biopharma business (“BioPharma”) for $23.5 million less certain closing adjustments of $1.98 million (the “Base Purchase Price”). At the closing the Company used the proceeds from an initial tranche of preferred stock financing and paid $13.8 million. Additionally, the Company issued a subordinated seller note to CGI in the amount of $7,692,300.

The BioPharma business (presently known as Interpace Pharma Solutions, Inc. or “pharma services”) provides pharmaceutical and biotech companies and non-profit entities performing clinical trials with lab testing services for patient stratification and treatment selection through an extensive suite of molecular and biomarker-based testing services, DNA- and RNA- extraction and customized assay development and trial design consultation.

The Base Purchase Price was subject to two additional adjustments following the closing: for the finalized net worth (assets less liabilities) of BioPharma as of June 30, 2019 (the “NWA”), subject to a cap of $775,000, and for certain older accounts receivable, in the aggregate amount of approximately $830,000, still uncollected as of December 31, 2019 (the “ARA”). Any amounts due to the Company under the NWA were to be set off against the Excess Consideration Note and any amounts due to the Company under the ARA were to be either set off against the Excess Consideration Note or, if it is no longer outstanding, satisfied through an AR Holdback (as defined in the Asset Purchase Agreement) mechanism, in each case as further set forth in the Asset Purchase Agreement. Additionally, an indemnification holdback of $735,000 was established as an offset for any potential claims against the Company related to the transaction. The expiration period for the notification of any third-party claims was set at January 15, 2020. On October 18, 2019, a payment of $6,024,489 was made in settlement of the note less remaining holdbacks of $887,858, $735,000 for the Indemnification Holdback and $152,858 for the remaining AR Holdback. All holdback amounts were settled by May 31, 2020.

The transaction was accounted for using the acquisition method of accounting for business combinations in accordance with GAAP. Under this method, the total consideration transferred to consummate the acquisition is being allocated to the identifiable tangible and intangible assets acquired and liabilities assumed based on their respective fair values as of the closing date of the acquisition. The acquisition method of accounting requires extensive use of estimates and judgments to allocate the consideration transferred to the identifiable tangible and intangible assets acquired and liabilities assumed.

In connection with the transaction, the Company recorded $8.3 million of goodwill and $7.3 million of finite lived intangible assets. Finite lived intangible assets had a combined weighted-average amortization period of 8.4 years at the time of acquisition, which consists of ten years for tradenames and eight years for customer relationships. Goodwill results largely from a trained workforce in place and expected synergies from new lines of business. Goodwill recorded in conjunction with the acquisition is deductible for income tax purposes. See Note 8, Goodwill and Other Intangible Assets, for more information. Transaction expenses of approximately $2.5 million incurred in connection with the acquisition were expensed as incurred.

The reconciliation of consideration given for BioPharma to the allocation of the purchase price of assets and liabilities acquired based on their relative fair values was as follows:

Cash		$13,829
Subordinated note payable		6,822
Total consideration		$20,651

Assets acquired
Accounts receivable		$3,731
Accrued revenue		289
Lab supplies		877
Prepaid expenses		266
Property and equipment		6,412
Operating lease assets		2,187
Acquired identifiable intangible assets:
Trademarks and trade name	1,600
Customer relationships	5,700
Total acquired identifiable intangible assets		7,300
Goodwill		8,273
Total assets acquired		29,335

Liabilities assumed
Accounts payable		(4,535)
Accrued liabilities		(435)
Deferred revenue		(1,076)
Operating lease liabilities		(2,187)
Finance lease liabilities		(451)
Total liabilities assumed		(8,684)
Net assets acquired		$20,651

The following unaudited pro forma consolidated revenues for the year ended December 31, 2019 assume that the Company had acquired Biopharma Solutions as of January 1, 2019. The pro forma revenues include estimates and assumptions which management believes are reasonable. However, pro forma revenues are not necessarily indicative of the revenues that would have occurred if the acquisition had been consummated as of the date indicated, nor are they necessarily indicative of future revenues.

Schedule of ProForma Information

Year Ended
December 31,
2019
Revenue	$31,722

The BioPharma business had not historically been accounted for as a separate entity, subsidiary or division of CGI. In addition, stand-alone financial statements related to BioPharma have not been prepared previously as CGI’s financial system was not designed to provide complete financial information of BioPharma. Therefore, the Company was not able to estimate the pro forma impact to net loss or the net loss per share of BioPharma for the year ended December 31, 2019.